Fair Value Measurements (Details) - Schedule fair value of iabilities, unobservable input reconciliation - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Fair Value Of Iabilities Unobservable Input Reconciliation Abstract
Fair value of liabilities, beginning balance	$ 26,885	$ 25,016
Change in fair value of earn-out liability	$ 25,489	1,869
Fair value of liabilities, ending balance		$ 26,885